Basis of preparation (Details Narrative) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Basis Of Preparation
Loss from operations	£ 3,310	£ 3,560
Negative cash flows from operating activities	4,810	£ 3,880
Accumulated deficit	147,880
Cash and cash equivalents	£ 5,060